Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	$ (488,804)	$ (606,632)	$ (655,479)
Effects of profit and loss	46,436	136,171	50,163
Other comprehensive income	107,194	(18,343)	(1,313)
Ending Balance	(335,174)	(488,804)	(606,632)
Trade accounts receivable [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance		(1,204)	(881)
Effects of profit and loss	4,863	2,935	4,818
Other comprehensive income		(1,731)	(5,141)
Ending Balance	4,863		(1,204)
Machinery, equipment and improvements on leased assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(3,161)	(27,644)	(75,262)
Effects of profit and loss	1,986	83,377	23,925
Other comprehensive income	26,484	(58,894)	23,693
Ending Balance	25,309	(3,161)	(27,644)
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(1,461)	(1,702)	(1,731)
Effects of profit and loss	89	101	102
Other comprehensive income	283	140	(73)
Ending Balance	(1,089)	(1,461)	(1,702)
Airport concessions [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(528,757)	(618,567)	(590,401)
Effects of profit and loss	42,855	48,546	48,921
Other comprehensive income	91,177	41,264	(77,087)
Ending Balance	(394,725)	(528,757)	(618,567)
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	44,575	42,485	12,796
Effects of profit and loss	(3,357)	1,212	(27,603)
Other comprehensive income	(10,750)	878	57,295
Ending Balance	$ 30,468	$ 44,575	$ 42,485